Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Summary of Actuarial Valuation of Plans	Actuarial Valuation of Plans

(CAD$ in millions)	2022		2021
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Defined benefit obligation
Balance at beginning of year	$2,407	$420	$2,558	$445
Current service cost	63	26	72	14
Past service costs arising from plan improvements	4	—	13	3
Benefits paid	(140)	(16)	(144)	(14)
Interest expense	71	12	59	11
Obligation experience adjustments	12	(5)	4	(13)
Effect from change in financial assumptions	(595)	(98)	(159)	(24)
Effect from change in demographic assumptions	2	—	4	3
Changes in foreign exchange rates	10	4	—	(5)
Balance at end of year	1,834	343	2,407	420
Fair value of plan assets
Fair value at beginning of year	2,858	—	2,812	—
Interest income	86	—	66	—
Return on plan assets, excluding amounts included in interest income	(460)	—	102	—
Benefits paid	(140)	(16)	(144)	(14)
Contributions by the employer	19	16	22	14
Changes in foreign exchange rates	8	—	—	—
Fair value at end of year	2,371	—	2,858	—
Funding surplus (deficit)	537	(343)	451	(420)
Less effect of the asset ceiling
Balance at beginning of year	99	—	72	—
Interest on asset ceiling	9	—	2	—
Change in asset ceiling	282	—	25	—
Balance at end of year	390	—	99	—
Net accrued retirement benefit asset (liability)	$147	$(343)	$352	$(420)

Represented by:
Pension assets (Note 14)	$224	$—	$449	$—
Accrued retirement benefit liability	(77)	(343)	(97)	(420)
Net accrued retirement benefit asset (liability)	$147	$(343)	$352	$(420)

Summary of Defined Benefit Plans
Weighted average assumptions used to calculate the defined benefit obligation at the end of each year are as follows:

	2022		2021
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Discount rate	5.05%	5.06%	2.88%	2.96%
Rate of increase in future compensation	3.25%	3.25%	3.25%	3.25%
Medical trend rate	—	5.00%	—	5.00%

Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions

	2022
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 10%	Increase by 12%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2021
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 13%	Increase by 15%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2022		2021
	Male	Female	Male	Female
Retiring at the end of the reporting period	85.3 years	87.7 years	85.3 years	87.7 years
Retiring 20 years after the end of the reporting period	86.3 years	88.6 years	86.4 years	88.7 years

Summary of Defined Benefit Pension Plan Assets
The defined benefit pension plan assets at December 31, 2022 and 2021 are as follows:

(CAD$ in millions)	2022			2021
	Quoted	Unquoted	Total %	Quoted	Unquoted	Total %
Equity securities	$775	$—	33%	$1,069	$—	37%
Debt securities	$1,099	$—	46%	$1,389	$—	49%
Real estate and other	$52	$445	21%	$71	$329	14%